Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certifys

NYSE

04011121

1-8389

RECD S.E.C.
MAR 2 9 2004
1028

March 29, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares (Each representing 1/1,000 of a share of 6.125% Cumulative Preferred Stock, Series A, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 29, 2004. Tentative listing date – March 31, 2004.

PROCESSED
APR 06 2004
THOMSON
FINANCIAL

Sincerely,